UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019


13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York          November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:       $99,669
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE
                                                       Errol M Rudman
                                                     September 30, 2012


COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                                              VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
BELDEN INC                     COM               077454106    1,143     31,000  SH           SOLE     NONE      31,000
BROADRIDGE FINL SOLUTIONS IN   COM               11133T103      985     42,200  SH           SOLE     NONE      42,200
BRUKER CORP                    COM               116794108    1,216     92,900  SH           SOLE     NONE      92,900
CABLEVISION SYS CORP           CL A NY CABLVS    12686C109    1,902    120,000  SH           SOLE     NONE     120,000
CITIGROUP INC                  COM NEW           172967424    1,636     50,000  SH           SOLE     NONE      50,000
CVS CAREMARK CORPORATION       COM               126650100    4,619     95,404  SH           SOLE     NONE      95,404
DELTA AIR LINES INC DEL        COM NEW           247361702    2,290    250,000  SH           SOLE     NONE     250,000
DIAMOND FOODS INC              COM               252603105      565     30,000  SH           SOLE     NONE      30,000
DIREXION SHS ETF TR            20YR TRES BEAR    25459Y678    4,793     90,000  SH           SOLE     NONE      90,000
EAGLE MATERIALS INC            COM               26969P108    1,157     25,000  SH           SOLE     NONE      25,000
EXPRESS SCRIPTS HLDG CO        COM               30219G108    9,092    145,163  SH           SOLE     NONE     145,163
HARVARD BIOSCIENCE INC         COM               416906105      467    110,448  SH           SOLE     NONE     110,448
JPMORGAN CHASE & CO            COM               46625H100    1,619     40,000  SH           SOLE     NONE      40,000
LAZARD LTD                     SHS A             G54050102    3,198    109,398  SH           SOLE     NONE     109,398
MARTHA STEWART LIVING OMNIME   CL A              573083102    1,954    636,334  SH           SOLE     NONE     636,334
MOHAWK INDS INC                COM               608190104    2,361     29,500  SH           SOLE     NONE      29,500
NATIONSTAR MTG HLDGS INC       COM               63861C109    1,062     32,000  SH           SOLE     NONE      32,000
PENNEY J C INC                 COM               708160106      316     13,000  SH           SOLE     NONE      13,000
PROSHARES TR II                ULTRASHRT EURO    74347W882    4,326    215,000  SH           SOLE     NONE     215,000
RITCHIE BROS AUCTIONEERS       COM               767744105    4,162    216,450  SH           SOLE     NONE     216,450
ROCK-TENN CO                   CL A              772739207    3,402     47,135  SH           SOLE     NONE      47,135
ROUSE PPTYS INC                COM               779287101    1,435    100,000  SH           SOLE     NONE     100,000
RUSH ENTERPRISES INC           CL A              781846209    2,602    135,093  SH           SOLE     NONE     135,093
SENSATA TECHNOLOGIES HLDG BV   SHS               N7902X106    3,071    103,160  SH           SOLE     NONE     103,160
SIRONA DENTAL SYSTEMS INC      COM               82966C103    2,250     39,500  SH           SOLE     NONE      39,500
SLM CORP                       COM               78442P106    1,129     71,800  SH           SOLE     NONE      71,800
SOTHEBYS                       COM               835898107    1,562     49,600  SH           SOLE     NONE      49,600
STIFEL FINL CORP               COM               860630102    1,462     43,500  SH           SOLE     NONE      43,500
TRANSDIGM GROUP INC            COM               893641100   12,450     87,756  SH           SOLE     NONE      87,756
TW TELECOM INC                 COM               87311L104   13,124    503,041  SH           SOLE     NONE     503,041
UNITED CONTL HLDGS INC         COM               910047109    2,145    110,000  SH           SOLE     NONE     110,000
WESCO AIRCRAFT HLDGS INC       COM               950814103    5,606    410,394  SH           SOLE     NONE     410,394
WAUSAU PAPER CORP              COM               943315101      571     61,641  SH           SOLE     NONE      61,641



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